DEBT (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 27,618
Ending Balance	15,635	$ 27,618
Loan payable
Disclosure of detailed information about borrowings [line items]
Beginning balance	531	550
Principal payments	(20)	(19)
Ending Balance	$ 511	$ 531